Taxation (Details Narrative) - HKD ($) $ in Millions			1 Months Ended	6 Months Ended
	Oct. 01, 2022	Apr. 01, 2018	Dec. 31, 2023	Mar. 31, 2026	Mar. 31, 2020
Inland Revenue, Hong Kong [Member]
Assessable profits		$ 2
Foreign Tax Authority [Member] | Beijing Quantum [Member]
Enterprise income tax percentage				25.00%
HONG KONG | Inland Revenue, Hong Kong [Member]
Assessable profits percentage		8.25%
Profits tax rate remaining percentage		16.50%
Subsidiaries [Member] | UNITED STATES
Enterprise income tax percentage				21.00%
U.S. state income tax rate percentage				7.25%
PRC Enterprise Income Tax Law [Member]
Enterprise income tax percentage				25.00%
Preferential income tax rate percentage				15.00%
Preferential income in years				3 years
PRC Enterprise Income Tax Law [Member] | Location, Statement of Income, Balance [Axis]: us-gaap:ResearchAndDevelopmentExpense
Tax deductible expenses percentage	200.00%
Additional deductible percentage	100.00%
PRC Enterprise Income Tax Law [Member] | 2019 To 2020 [Member]
Preferential income tax rate percentage					15.00%
PRC Enterprise Income Tax Law [Member] | 2020 to 2025 [Member]
Preferential income tax rate percentage			15.00%